Other Assets, net (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Investment accounted under cost method	$ 7,439	45,658	49,091	50,500
Available for sale marketable security (Note)	8,612	52,855	35,383	0
Other investments	867	5,322	27,191	6,574
Long-term derivative assets	3	16	2,497	3,992
Other assets, net	$ 16,921	103,851	114,162	61,066